Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 36,136,423	$ 5,670,593	¥ 16,257,933	¥ 7,824,904
Point in time
Disaggregation of Revenue [Line Items]
Revenue	35,416,050		15,969,390	7,696,238
Over time
Disaggregation of Revenue [Line Items]
Revenue	720,373		288,543	128,666
Battery upgrade service
Disaggregation of Revenue [Line Items]
Revenue	291,218		5,346
Vehicle sales
Disaggregation of Revenue [Line Items]
Revenue	33,169,740	5,205,056	15,182,522	7,367,113
Other sales
Disaggregation of Revenue [Line Items]
Revenue	2,966,683	$ 465,537	1,075,411	457,791
Automotive Regulatory Credits
Disaggregation of Revenue [Line Items]
Revenue	516,549		120,648	0
Sales of Charging pile
Disaggregation of Revenue [Line Items]
Revenue	319,386		229,781	127,632
Sales of Packages
Disaggregation of Revenue [Line Items]
Revenue	526,171		244,072	111,448
Others
Disaggregation of Revenue [Line Items]
Revenue	¥ 1,313,359		¥ 475,564	¥ 218,711